RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Sibanye Gold entered into related party transactions with Rand Refinery, Gold Fields, Gold Fields Group Services (Proprietary) Limited (“Gold Fields Group Services”), GFLMS and other Gold Fields’ subsidiaries.

The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related party loans, the transactions are not at arm’s length.

Rand Refinery

Rand Refinery, in which Sibanye Gold holds a 33.1% interest, has an agreement with the Group whereby it refines all the Group’s gold production. NJ Holland, a director of Sibanye Gold up to December 31, 2012, was an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director of Rand Refinery since July 10, 2000. Sibanye Gold paid Rand Refinery $1.6 million, $1.7 million, $0.8 million and $1.3 million in refining fees for the fiscal years ended December 31, 2012 and 2011, six month period ended December 31, 2010 and fiscal year ended June 30 2010, respectively. Sibanye Gold received from Rand Refinery of $5,4 million during the six month period ended December 31, 2010. No dividends were received during the fiscal years ended December 31, 2012, December 31, 2011 and June 30, 2010

Gold Fields group

As indicated in note 1, Sibanye Gold was a wholly owned subsidiary of Gold Fields up to February 18, 2013. As indicated below, some transactions that were related-party transactions during the fiscal year might have stopped, been cancelled or settled or might continue as detailed below. Post the Spin-off, as described in note 1, Gold Fields and Sibanye Gold will continue to provide services to each other as described in a transitional services agreement. These services may include corporate functions and infrastructure support, purchasing, corporate communications, human resources and benefit management, treasury and finance, investor relations, corporate controller, internal audit, legal and tax advice, compliance regarding internal controls and information technology functions, on a transitional basis for a period of up to 12 months after Spin-off.

The Group has a service level arrangement with Gold Fields Group Services which provides, amongst other services, payroll, procurement and payment services. Gold Fields Group Services, which accounts for the significant balance of related-party accounts receivable at 31 December 2012 and 2011 (refer to note 9), is a wholly owned subsidiary of Gold Fields. The accounts receivable balances represent the value of services paid for by the Group that is recoverable from Gold Fields Group Services.

The Group’s related-party accounts receivable balance of $64.0 million and $27.8 million at December 31, 2012 and 2011, respectively, consists of $15.9 million (2011: $16.3 million) owed by Gold Fields Group Services as discussed above; $33.9 million (2011:$1.6 million) owed by South Deep Mine; $6.9 million (2011: $1.3 million) owed by Abosso Goldfields Limited and $7.3 million (2011: $8.5 million) owed by a number of other subsidiaries of Gold Fields related to services provided by the Group.

Gold Fields Group Services charged a management fee (“corporate expenditure”) relating to the provision of corporate services such as financial reporting, treasury, tax and legal services, secretarial, technical services and human resources. Corporate expenditure costs are determined based on the time spent by the Gold Fields corporate staff on providing the above mentioned services to the Group. The amounts charged to the Group are reflected in the Statement of Operations as “Corporate expenditure (related party)” for each period presented.

At December 31, 2011 a significant portion of related party payables reflects amounts owing to GFO for the South Deep operation by the Group. As part of the service level agreement, the Group provides services related to South Deep’s working capital and capital requirements i.e. procurement, payroll and financial services. In order to fund these working capital and capital requirements, the Group draws down amounts on behalf of South Deep via the Gold Fields treasury department. The accounts payable at December 31, 2011 (refer to note 13) represent drawn amounts not yet expended on South Deep’s working and capital requirements.

GFLMS has a related party loan (refer note 13) with the Group at December 31, 2012 and 2011. This loan was unsecured, interest free and had no fixed terms of repayment. As detailed in the subsequent events note (refer note 24), this loan was repaid as part of the Spin-off.

Refer to note 12 for details of the debt guarantees between Sibanye Gold and the Gold Fields group. Also refer to note 3 for the distribution of the South Deep operation to Newshelf, a related party.